Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Other Noncurrent Assets [abstract]
Cash surrender value of life insurance policies		$ 387	$ 384
Deferred commissions		98	110
Net defined benefit plan surpluses		101	83
Other non-current assets	[1]	119	103
Total other non-current assets		$ 705	$ 680

[1]	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $94 million and $96 million as of June 30, 2026 and December 31, 2025, respectively (see note 17).